VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.4 - Schedule 1

ATR QM Data Fields
Loans in Report: 6

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXX	51111	Not covered/exempt	No	No
XXXXXXXXXXX	64122	Not covered/exempt	No	No
XXXXXXXXXXX	12807	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	98600	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	57078	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXX	97043	Non-QM: Compliant with ATR	No	Yes
6